Consolidated Statements of Shareholders’ Equity (Parenthetical) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Nov. 30, 2025	Dec. 31, 2025
Capital reduction	[1]		$ 1
Retained earnings
Capital reduction		$ 4,600	(4,579) [1]
Additional paid in capital
Capital reduction	[1]		$ 4,579

[1]	[2] During the year a capital reduction of $4.6 billion resulting in a reallocation from share capital and additional paid in capital to retained earnings. See Note 21